Note 14 - Subsequent Events	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

Note 14. Subsequent Events

Senior Notes

On April 9, 2026, the Company completed the full redemption of its remaining $263.0 million the Senior Notes, including accrued interest, for a total of $265.8 million.